Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Share Option Activity
A summary of share option activity under the 2016 Plan for the six months ended June 30, 2023 is set forth below:

	Number of Share Options Outstanding	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2022	1,768,205	9.01	$10,306	$3.58
Granted	48,214			$9.11
Exercised	(25,307)			$5.82
Canceled	(47,377)			$3.36

Outstanding at June 30, 2023	1,743,735	8.53	$9,347	$3.81

Exercisable at June 30, 2023	1,121,578	8.14	$6,550	$3.58

A summary of share option activity under the 2016 Plan for the years ended December 31, 2022 and 2021 is set forth below:

	Number of Share Options Outstanding	Weighted Average Grant Date Fair Value Per Share	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2020	3,824,665		6.72	$205	$0.60
Granted	7,515,074		9.71		$0.06
Exercised	(10,000)	$0.04			$0.06
Canceled	(522,948)	$0.37			$0.64

Outstanding at December 31, 2021	10,806,791		8.48	$0	$0.22
Granted	29,322,949		9.57		$0.14
Exercised	(171,730)	$0.05			$0.06
Canceled	(349,984)	$0.04			$0.06

Outstanding at December 31, 2022	39,608,026		9.01	$10,306	$0.16

	Number of Share Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Contractual Term (in years)
Exercisable at December 31, 2022	15,112,601	$0.07	$5,418	8.86

Summary of RSPA Activity
A summary of RSPA activity under the 2016 Plan for the six months ended June 30, 2023 is set forth below:

	Number of RSPA	Weighted Average Grant Date Fair Value per RSPA
Unvested RSPAs at December 31, 2022	3,162,292	$2.46
Granted	—	$—
Vested	(89,292)	$2.46
Forfeited	—	$—

Unvested RSPAs at June 30, 2023	3,073,000	$2.46

A summary of RSPA activity under the 2016 Plan for the years ended December 31, 2022 and 2021 is set forth below:

	Number of RSPA	Weighted Average Grant Date Fair Value per RSPA
Unvested RSPAs at December 31, 2020	76,013,708	$0.33
Granted	32,344,494	$0.09
Vested	(32,332,988)	$0.07
Forfeited	(335,537)	$0.08

Unvested RSPAs at December 31, 2021	75,689,677	$0.10
Granted	16,815,000	$0.19
Vested	(15,486,652)	$0.06
Forfeited	(6,182,259)	$0.10

Unvested RSPAs at December 31, 2022	70,835,766	$0.11

Summary of Fair Value of Share Options Granted
The assumptions used to estimate the fair value of share options granted during the years ended December 31, 2022 and 2021 were as follows:

	December 31,
	2022	2021
Risk-free interest rate	2.42% – 4.02%	0.79% – 1.49%
Expected term (in years)	5.80	5.0 – 6.08
Dividend yield	—	—
Expected volatility	116% – 238%	89% – 113%

Summary of Fair Value of Restricted Share Purchase Agreement Granted
The assumptions used to estimate the fair value of RSPAs granted during the years ended December 31, 2022 and 2021 were as follows:

	December 31,
	2022	2021
Risk-free interest rate	2.42%	0.97%
Expected term (in years)	5.00	5.00
Dividend yield	—	—
Expected volatility	217.57%	152.00%

Southern Airways Corporation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of RSPA Activity

	Number of Restricted Stock	Weighted Average Grant Date Fair Value per RSU
Unvested Restricted Stock at December 31, 2022	43,500	$21.98
Granted	5,100	118.15
Vested	—	—
Forfeited	—	—

Unvested Restricted Stock at June 30, 2023	48,600	$32.07

Restricted Share Grant Agreement
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of RSPA Activity
A summary of RSGA activity under the 2016 Plan for the years ended December 31, 2022 and 2021 is set forth below:

	Number of Restricted Share Grant Agreement	Weighted Average Grant Date Fair Value per RSGA
RSGAs at December 31, 2020	—	—
Granted and vested	1,768,500	$0.10
Forfeited	—	—

RSGAs at December 31, 2021	1,768,500	$0.10
Granted and vested	82,762,666	$0.09
Forfeited	(10,000)	$0.06

RSGAs at December 31, 2022	84,521,166	$0.09